UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-07896

                           GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                           Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Rising Income and Dividend Fund Semiannual Report — June 30, 2015

Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund increased 1.9% compared with increases of 5.2% and 2.6% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Index, respectively. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2015.

Comparative Results

Average Annual Returns through June 30, 2015 (a) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(2/3/94)
Class AAA (GAGCX)	1.91%	0.39%	5.31%	3.05%	1.63%	4.48%
Bank of America Merrill Lynch Global 300 Convertible Index	5.16	7.00	9.95	7.08	4.66	N/A(d)
MSCI World Index	2.63	1.43	13.10	6.38	3.48	6.63(e)
Lipper Convertible Securities Fund Average	2.69	1.74	11.06	7.32	5.61	7.72
Class A (GAGAX)	1.90	0.36	5.33	3.07	1.66	4.51
With sales charge (b)	(3.96)	(5.41)	4.09	2.46	1.26	4.22
Class C (GACCX)	1.48	(0.35)	3.84	1.94	0.74	3.84
With contingent deferred sales charge (c)	0.48	(1.35)	3.84	1.94	0.74	3.84
Class I (GAGIX)	1.99	0.66	5.55	3.26	1.77	4.58

In the current prospectuses dated April 30, 2015, the gross expense ratios for Class AAA, A, C, and I Shares are 2.11%, 2.11%, 2.86%, and 1.86%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 2.02%, 2.02%, 2.77%, and 1.77%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2015. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is an unmanaged adjusted market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	There is no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.

(e)	MSCI World Index since inception performance is as of January 31, 1994.

The Gabelli Global Rising Income and Dividend Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2015 through June 30, 2015	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Rising Income and Dividend Fund
Actual Fund Return
Class AAA	$1,000.00	$1,019.10	2.01%	$10.06
Class A	$1,000.00	$1,019.00	2.01%	$10.06
Class C	$1,000.00	$1,014.80	2.76%	$13.79
Class I	$1,000.00	$1,019.90	1.76%	$ 8.81
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.83	2.01%	$10.04
Class A	$1,000.00	$1,014.83	2.01%	$10.04
Class C	$1,000.00	$1,011.11	2.76%	$13.76
Class I	$1,000.00	$1,016.07	1.76%	$ 8.80

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2015:

The Gabelli Global Rising Income and Dividend Fund

Financial Services	14.1%
Health Care	10.6%
Food and Beverage	10.4%
Computer Software and Services	9.4%
Telecommunications	8.1%
Diversified Industrial	7.9%
Specialty Chemicals	6.1%
U.S. Government Obligations	4.5%
Semiconductors	4.3%
Cable and Satellite	4.0%
Energy and Utilities	3.7%
Wireless Communications	2.5%
Automotive: Parts and Accessories	1.8%
Electronics	1.4%
Retail	1.4%

Consumer Products	1.3%
Automotive	1.3%
Hotels and Gaming	1.3%
Business Services	1.1%
Entertainment	0.8%
Equipment and Supplies	0.7%
Consumer Services	0.6%
Metals and Mining	0.5%
Publishing	0.5%
Machinery	0.4%
Building and Construction	0.3%
Energy and Energy Services	0.3%
Consumer Staples	0.1%
Broadcasting	0.0%*
Other Assets & Liabilities (Net)	0.6%

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Principal Amount		Cost	Market Value

	CONVERTIBLE CORPORATE BONDS — 3.6%
	Automotive — 0.9%
	Navistar International Corp., Sub. Deb.,
$200,000	4.500%, 10/15/18	$199,319	$171,500
300,000	4.750%, 04/15/19	300,000	258,188

		499,319	429,688

	Broadcasting — 0.0%
400,000	Citadel Broadcasting Corp., Escrow, Sub. Deb., Zero Coupon, 02/11/20	0	0

	Building and Construction — 0.3%
200,000	Layne Christensen Co., 4.250%, 11/15/18	200,000	155,375

	Computer Software and Services — 0.3%
100,000	Mentor Graphics Corp., Sub. Deb., 4.000%, 04/01/31	99,136	135,750
10,000	VeriSign Inc., STEP, 4.136%, 08/15/37	13,380	18,475

		112,516	154,225

	Consumer Services — 0.1%
50,000	Ascent Capital Group Inc., 4.000%, 07/15/20	51,281	38,781

	Diversified Industrial — 1.5%
150,000	Aerojet Rocketdyne Holdings Inc., Sub. Deb., 4.063%, 12/31/39	131,813	343,313
300,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	299,577	366,375

		431,390	709,688

	Metals and Mining — 0.5%
250,000	Newmont Mining Corp., Ser. B, 1.625%, 07/15/17	314,918	253,281

	TOTAL CONVERTIBLE CORPORATE BONDS	1,609,424	1,741,038

	CORPORATE BONDS — 0.0%
	Energy and Utilities — 0.0%
200,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	155,799	22,000

Shares
	COMMON STOCKS — 91.1%
	Automotive — 0.4%
6,000	General Motors Co.	225,674	199,980

	Automotive: Parts and Accessories — 1.8%
7,000	Dana Holding Corp.	155,213	144,060
1,690	Federal-Mogul Holdings Corp.†	18,060	19,183
1,500	Genuine Parts Co.	136,638	134,295

Shares		Cost	Market Value

5,500	Visteon Corp.†	$578,514	$577,390

		888,425	874,928

	Building and Construction — 0.0%
500	Chofu Seisakusho Co. Ltd.	11,059	11,750

	Business Services — 1.1%
60,000	TNT Express NV	501,171	508,978

	Cable and Satellite — 4.0%
20,000	Rogers Communications Inc., Cl. B	707,828	710,600
125,000	Sky Deutschland AG†	972,453	940,517
15,000	Sky plc	232,395	244,406

		1,912,676	1,895,523

	Computer Software and Services — 9.1%
44,000	Advent Software Inc.	1,944,281	1,945,240
20,000	Anite plc	40,329	39,910
180,000	ClickSoftware Technologies Ltd.†	2,262,995	2,262,600
17,083	Global Sources Ltd.†	110,289	118,727

		4,357,894	4,366,477

	Consumer Products — 1.3%
6,718	Eastman Kodak Co.	68,679	112,862
6,026	Hunter Douglas NV	248,939	268,690
1,400	L’Oreal SA	235,583	249,727

		553,201	631,279

	Consumer Services — 0.5%
200	Graham Holdings Co., Cl. B	168,366	215,010

	Consumer Staples — 0.1%
3,000	Unicharm Corp.	54,052	71,320

	Diversified Industrial — 6.4%
7,000	Ampco-Pittsburgh Corp.	120,645	105,840
7,000	General Electric Co.(b)	167,090	185,990
6,500	Jardine Matheson Holdings Ltd.	351,166	368,875
15,000	Jardine Strategic Holdings Ltd.	507,039	454,050
6,500	Myers Industries Inc.	119,410	123,500
14,000	Pall Corp.	1,736,540	1,742,300
2,075	Textron Inc.	51,916	92,607

		3,053,806	3,073,162

	Electronics — 1.4%
24,000	Sony Corp., ADR†(b)	456,410	681,360

	Energy and Energy Services — 0.3%
2,000	BP plc, ADR	80,399	79,920
700	Cameron International Corp.†	34,773	36,659
1,000	Weatherford International plc†	11,620	12,270

		126,792	128,849

	Energy and Utilities — 3.7%
26,500	BG Group plc	484,076	441,153
100,000	Dragon Oil plc	1,145,971	1,140,720
1,600	National Fuel Gas Co.	105,773	94,224

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
1,000	Severn Trent plc	$27,057	$32,698
3,000	TECO Energy Inc.(b)	53,285	52,980

		1,816,162	1,761,775

	Entertainment — 0.8%
3,000	Discovery Communications Inc., Cl. A†	98,759	99,780
2,728	International Game Technology plc†	51,696	48,449
10,000	Vivendi SA	246,724	252,235

		397,179	400,464

	Equipment and Supplies — 0.7%
1,500	Graco Inc.	100,232	106,545
6,000	Mueller Industries Inc.	175,719	208,320

		275,951	314,865

	Financial Services — 14.1%
1,000	American Express Co.	80,155	77,720
8,000	American International Group Inc.(b)	290,035	494,560
3	Berkshire Hathaway Inc., Cl. A†	358,105	614,550
15,000	Citigroup Inc.(b)	809,386	828,600
6,500	Deutsche Bank AG	208,087	196,040
4,000	Exor SpA	144,747	190,952
8,000	GAM Holding AG	131,092	168,137
10,000	H&R Block Inc.	307,366	296,500
27,000	HCC Insurance Holdings Inc.	2,085,267	2,074,680
1,000	Julius Baer Group Ltd.	56,820	56,099
16,000	Kinnevik Investment AB, Cl. A	519,243	513,399
3,500	Legg Mason Inc.(b)	94,123	180,355
2,000	T. Rowe Price Group Inc.	148,674	155,460
10,000	The Bank of New York Mellon Corp.	315,339	419,700
1,500	The PNC Financial Services Group Inc.	102,907	143,475
1,000	UBS Group AG	18,530	21,200
1,000	W. R. Berkley Corp.	37,130	51,930
5,000	Wells Fargo & Co.(b)	171,100	281,200

		5,878,106	6,764,557

	Food and Beverage — 10.2%
8,000	Chr. Hansen Holding A/S	334,539	390,323
5,000	Danone SA	351,868	323,251
65,000	Davide Campari-Milano SpA	483,830	494,576
3,500	Diageo plc	105,637	101,243
3,500	Diageo plc, ADR	398,533	406,140
2,500	General Mills Inc.(b)	124,421	139,300
2,000	Heineken NV	133,144	151,776
2,500	Kellogg Co.(b)	127,291	156,750
4,000	Kerry Group plc, Cl. A	300,765	294,678
6,000	Kikkoman Corp.	104,672	187,523
1,000	Kraft Foods Group Inc.	58,355	85,140
13,000	Maple Leaf Foods Inc.	219,810	246,573

Shares		Cost	Market Value

500	McCormick & Co. Inc., Cl. V	$35,978	$40,535
1,500	McCormick & Co. Inc., Non-Voting	106,428	121,425
7,000	Nestlé SA	496,509	505,375
1,500	Pernod Ricard SA	180,249	173,248
13,000	Remy Cointreau SA	972,117	936,977
400,000	Yashili International Holdings Ltd.	170,861	122,814

		4,705,007	4,877,647

	Health Care — 10.6%
1,000	Audika Groupe	19,209	19,621
200	Becton, Dickinson and Co.	20,442	28,330
3,500	Bristol-Myers Squibb Co.(b)	118,263	232,890
20,000	Hospira Inc.†	1,752,380	1,774,200
2,100	ICU Medical Inc.†	127,889	200,886
24,000	Omnicare Inc.	2,302,515	2,262,000
1,000	Patterson Companies Inc.	33,669	48,650
8,000	Pfizer Inc.(b)	187,223	268,240
5,000	Roche Holding AG, ADR	93,345	175,350
2,000	Synergy Health plc	57,013	54,019

		4,711,948	5,064,186

	Hotels and Gaming — 1.3%
237,500	Mandarin Oriental International Ltd.	380,503	374,063
170,000	The Hongkong & Shanghai Hotels Ltd.	259,646	235,979

		640,149	610,042

	Machinery — 0.4%
10,000	CNH Industrial NV	86,700	92,800
10,000	CNH Industrial NV	100,949	91,195

		187,649	183,995

	Publishing — 0.5%
10,000	The E.W. Scripps Co., Cl. A	218,773	228,500

	Retail — 1.4%
500	Macy’s Inc.	28,880	33,735
2,200	Walgreens Boots Alliance Inc.	135,948	185,768
40,000	World Duty Free SpA†	438,979	448,171

		603,807	667,674

	Semiconductors — 4.3%
40,000	Altera Corp.	2,064,524	2,048,000

	Specialty Chemicals — 6.1%
1,500	Chemtura Corp.†	34,583	42,465
500	E. I. du Pont de Nemours and Co.	21,750	31,975
6,500	International Flavors & Fragrances Inc.	680,460	710,385
6,000	OM Group Inc.	203,053	201,600
14,000	Sigma-Aldrich Corp.	1,934,173	1,950,900

		2,874,019	2,937,325

	Telecommunications — 8.1%
500	CenturyLink Inc.(b)	15,295	14,690

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
20,000	Cincinnati Bell Inc.†	$64,600	$76,400
170,000	Colt Group SA†	512,896	504,840
7,000	Harris Corp.	549,658	538,370
100,000	Jazztel plc†	1,425,118	1,443,734
50,000	Koninklijke KPN NV	139,515	191,197
66,000	Pharol SGPS SA, ADR†	66,634	27,720
2,000	Proximus	55,818	70,615
50,000	Telefonica Deutschland Holding AG	281,614	288,189
3,300	Verizon Communications Inc.(b)	158,780	153,813
16,000	Vodafone Group plc, ADR	701,939	583,200

		3,971,867	3,892,768

	Wireless Communications — 2.5%
500,000	Cable & Wireless Communications plc	444,933	523,223
9,000	Millicom International Cellular SA, SDR	679,181	663,884

		1,124,114	1,187,107

	TOTAL COMMON STOCKS	41,778,781	43,597,521

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	Food and Beverage — 0.2%
800	Post Holdings Inc. 0.094%, 3.750%(a)	80,000	93,892

	WARRANTS — 0.0%
	Consumer Products — 0.0%
370	Eastman Kodak Co., expire 09/03/18	0	1,476
370	Eastman Kodak Co., expire 09/03/18	0	1,376

	TOTAL WARRANTS	0	2,852

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 4.5%
$2,138,000	U.S. Treasury Bills, 0.000% to 0.040%††, 7/23/15 to 11/05/15	$2,137,881	$2,137,938

	TOTAL INVESTMENTS — 99.4%	$45,761,885	47,595,241

	Other Assets and Liabilities (Net) — 0.6%		267,401

	NET ASSETS — 100.0%		$47,862,642

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the market value of Rule 144A securities amounted to $460,267 or 0.96% of net assets.

(b)	Securities, or a portion thereof, with a value of $2,695,696 were deposited with Pershing LLC as collateral.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
STEP	Step coupon security. The rate disclosed is that in effect at June 30, 2015

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $45,761,885)	$47,595,241
Foreign currency, at value (cost $714)	708
Cash	20,118
Deposit at brokers	175,164
Receivable for investments sold	48,737
Receivable for Fund shares sold	20,571
Dividends and interest receivable	74,132
Prepaid expenses	14,094
Total Assets	47,948,765
Liabilities:
Payable for investment advisory fees	22,500
Payable for distribution fees	2,939
Payable for shareholder communications expenses	18,185
Payable for legal and audit fees	15,430
Payable to custodian	13,938
Shareholder service fees	5,117
Other accrued expenses	8,014
Total Liabilities	86,123
Net Assets (applicable to 2,125,715 shares outstanding)	$47,862,642
Net Assets Consist of:
Paid-in capital	$46,804,307
Accumulated net investment loss	(190,799)
Accumulated net realized loss on investments and foreign currency transactions	(585,760)
Net unrealized appreciation on investments	1,833,356
Net unrealized appreciation on foreign currency translations	1,538
Net Assets	$47,862,642

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($12,973,320 ÷ 578,506 shares outstanding; 75,000,000 shares authorized)	$22.43
Class A:
Net Asset Value and redemption price per share ($589,872 ÷ 26,194 shares outstanding; 50,000,000 shares authorized)	$22.52
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$23.89
Class C:
Net Asset Value and offering price per share ($168,834 ÷ 8,770 shares outstanding; 25,000,000 shares authorized)	$19.25
Class I:
Net Asset Value, offering, and redemption price per share ($34,130,616 ÷ 1,512,245 shares outstanding; 25,000,000 shares authorized)	$22.57

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $21,927)	$293,173
Interest	33,596

Total Investment Income	326,769

Expenses:
Investment advisory fees	221,967
Distribution fees - Class AAA	15,797
Distribution fees - Class A	583
Distribution fees - Class C	811
Shareholder communications expenses	26,196
Custodian fees	22,426
Registration expenses	18,276
Legal and audit fees	13,324
Shareholder services fees	10,642
Directors’ fees	4,994
Tax expense	1,737
Interest expense	182
Miscellaneous expenses	9,886

Total Expenses	346,821

Plus:
Expenses recovered by Adviser (See Note 3)	62,315
Less:
Expenses paid indirectly by broker (See Note 6)	(1,575)

Net Expenses	407,561

Net Investment Loss	(80,792)

Net Realized and Unrealized Gain on Investments, Securities Sold Short and Foreign Currency:
Net realized gain on investments	356,163
Net realized gain on securities sold short	1,597
Net realized gain on foreign currency transactions	5,545

Net realized gain on investments and foreign currency transactions	363,305

Net change in unrealized appreciation/ depreciation:
on investments	551,493
on securities sold short	8,432
on foreign currency translations	951

Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	560,876

Net Realized and Unrealized Gain on Investments, Securities Sold Short and Foreign Currency	924,181

Net Increase in Net Assets Resulting from Operations	$843,389

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income/(loss)	$(80,792)	$331,644
Net realized gain on investments, securities sold short, and foreign currency transactions	363,305	858,140
Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	560,876	(1,112,565)

Net Increase in Net Assets Resulting from Operations	843,389	77,219

Distributions to Shareholders:
Net investment income
Class AAA	—	(140,957)
Class A	—	(4,244)
Class C	—	(1,921)
Class I	—	(187,951)

	—	(335,073)

Net realized gain
Class AAA	—	(59,887)
Class A	—	(1,768)
Class C	—	(867)
Class I	—	(64,441)

	—	(126,963)

Total Distributions to Shareholders	—	(462,036)

Capital Share Transactions:
Class AAA	375,167	(5,035,019)
Class A	216,897	37,019
Class C	11,508	145,673
Class I	6,129,430	25,140,199

Net Increase in Net Assets from Capital Share Transactions	6,733,002	20,287,872

Net Increase in Net Assets	7,576,391	19,903,055
Net Assets:
Beginning of year	40,286,251	20,383,196

End of period (including undistributed net investment income of $0 and $0, respectively)	$47,862,642	$40,286,251

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
For Year Ended December 31†	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Year	Total Return††	Net Assets End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimburse- ment	Operating Expenses Net of Reimburse- ment(c)	Portfolio Turnover Rate
Class AAA
2015(d)	$22.01	$(0.06)	$ 0.48	$ 0.42	—	—	—	—	—	$22.43	1.9%	$12,973	(0.58)%(e)	2.30%(e)	2.01%(e)(f)(g)	86%
2014	22.02	0.48	(0.13)	0.35	$(0.25)	$(0.11)	—	$(0.36)	—	22.01	1.6	12,368	2.15	2.11	2.02	63
2013	19.35	0.01	2.75	2.76	(0.08)	(0.01)	$(0.01)	(0.09)	$0.00	22.02	14.3	17,459	0.11	2.31	2.00	80
2012	18.65	0.10	0.80	0.90	(0.20)	—	—	(0.20)	0.00	19.35	4.8	7,942	0.48	2.77	2.00	134
2011	20.65	0.55	(1.95)	(1.40)	(0.60)	—	—	(0.60)	0.00	18.65	(6.9)	5,269	2.72	3.38	2.02	45
2010	18.20	0.40	2.55	2.95	(0.50)	—	—	(0.50)	—	20.65	16.3	8,018	2.11	2.87	2.02	68
Class A
2015(d)	$22.10	$(0.05)	$ 0.47	$ 0.42	—	—	—	—	—	$22.52	1.9%	$590	(0.49)%(e)	2.31%(e)	2.01%(e)(f)(g)	86%
2014	22.11	0.36	0.00(b)	0.36	$(0.26)	$(0.11)	—	$(0.37)	—	22.10	1.6	365	1.60	2.11	2.02	63
2013	19.40	0.01	2.78	2.79	(0.07)	(0.01)	$(0.01)	(0.08)	$0.00	22.11	14.4	332	0.21	2.31	2.00	80
2012	18.75	0.15	0.70	0.85	(0.20)	—	—	(0.20)	0.00	19.40	4.5	238	0.74	2.77	2.00	134
2011	20.70	0.50	(1.85)	(1.35)	(0.60)	—	—	(0.60)	0.00	18.75	(6.7)	297	2.47	3.38	2.02	45
2010	18.25	0.40	2.55	2.95	(0.50)	—	—	(0.50)	—	20.70	16.3	1,115	2.16	2.87	2.02	68
Class C
2015(d)	$18.97	$(0.13)	$ 0.41	$ 0.28	—	—	—	—	—	$19.25	1.5%	$169	(1.32)%(e)	3.06%(e)	2.76%(e)(f)(g)	86%
2014	19.14	(0.06)	0.24	0.18	$(0.24)	$(0.11)	—	$(0.35)	—	18.97	0.9	155	(0.29)	2.86	2.77	63
2013	17.15	(0.07)	2.16	2.09	(0.09)	(0.01)	$(0.01)	(0.10)	$0.00	19.14	12.2	8	(0.82)	3.06	2.75	80
2012	16.95	0.10	0.20	0.30	(0.10)	—	—	(0.10)	0.00	17.15	1.7	23	0.71	3.52	2.75	134
2011	18.80	0.35	(1.75)	(1.40)	(0.45)	—	—	(0.45)	0.00	16.95	(7.6)	42	1.82	4.13	2.77	45
2010	16.65	0.25	2.25	2.50	(0.35)	—	—	(0.35)	—	18.80	15.1	166	1.33	3.62	2.77	68
Class I
2015(d)	$22.13	$(0.03)	$ 0.47	$ 0.44	—	—	—	—	—	$22.57	2.0%	$34,131	(0.27)%(e)	2.06%(e)	1.76%(e)(f)(g)	86%
2014	22.13	0.19	0.23	0.42	$(0.31)	$(0.11)	—	$(0.42)	—	22.13	1.9	27,398	0.87	1.86	1.77	63
2013	19.40	0.03	2.83	2.86	(0.12)	(0.01)	$(0.01)	(0.13)	$0.00	22.13	14.7	2,584	0.49	2.06	1.75	80
2012	18.75	(0.10)	1.00	0.90	(0.25)	—	—	(0.25)	0.00	19.40	4.7	1,944	(0.45)	2.52	1.75	134
2011	20.70	0.60	(1.90)	(1.30)	(0.65)	—	—	(0.65)	0.00	18.75	(6.4)	55	3.01	3.13	1.77	45
2010	18.30	0.45	2.50	2.95	(0.55)	—	—	(0.55)	—	20.70	16.4	69	2.37	2.62	1.77	68

†	All per share amounts and net asset values have been adjusted as a result of the 1 for 5 reverse stock split on August 9, 2013.
††

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the six months ended June 30, 2015 and the years ended December 31, 2014, 2011 and 2010. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, and 2.01% (Class AAA and Class A), 2.76%, 2.75%, and 2.76% (Class C), and 1.76%, 1.75%, and 1.76% (Class I), respectively. For the six months ended June 30, 2015 and the years ended December 31, 2013 and 2012, the effect of the interest expense was minimal.

(d)	For the six months ended June 30, 2015, unaudited.
(e)	Annualized.
(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2015, there was no impact to the expense ratios.
(g)

The Fund also incurred tax expense during the 6 months ended June 30, 2015. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively.

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Rising Income and Dividend Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

In conjunction with the Fund’s name change, the Fund implemented a policy to invest, under normal circumstances, at least 80% of its net assets in dividend paying securities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$1,741,038	$ 0	$ 1,741,038
Corporate Bonds (a)	—	22,000	—	22,000
Common Stocks (a)	$43,597,521	—	—	43,597,521
Convertible Preferred Stocks (a)	—	93,892	—	93,892
Warrants (a)	2,852	—	—	2,852
U.S. Government Obligations	—	2,137,938	—	2,137,938
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$43,600,373	$3,994,868	$ 0	$47,595,241

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. As of June 30, 2015, the fund held no forward foreign exchange contracts.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2015, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. There were no restricted securities as of June 30, 2015.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent; adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, recharacterization of distributions, and adjustment on bond conversion rates. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

Distributions paid from:
Ordinary income	$426,840
Net long term capital gains	35,196

Total	$462,036

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2014, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law. The Fund has a capital loss carryforward available through 2016 of $916,272.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2015:

	Cost (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$45,838,549	$3,341,231	$(1,584,539)	$1,756,692

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2015, the Fund recognized $1,737 in income tax, interest, or penalties. As of June 30, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2016, at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares, respectively. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The agreement is renewable annually. During the six months ended June 30, 2015, the Adviser recovered $62,315 representing the balance of previously reimbursed expenses.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2015, other than short term securities and U.S. Government obligations, aggregated $54,003,209 and $27,021,235, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2015, the Fund paid brokerage commissions on security trades of $20,696 to G.research, Inc, an affiliate of the Adviser. Additionally, the Distributor retained a total of $55 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,575.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2015.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 15% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2015, there were no borrowings under the line of credit.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a front-end sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2015 and the year ended December 31, 2014, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount

Class AAA
Shares sold	27,654	$623,287	161,281	$3,587,504
Shares issued upon reinvestment of distributions	—	—	8,885	196,352
Shares redeemed	(11,025)	(248,120)	(401,243)	(8,818,875)

Net increase/(decrease)	16,629	$375,167	(231,077)	$(5,035,019)

Class A
Shares sold	16,739	$376,049	11,717	$261,055
Shares issued upon reinvestment of distributions	—	—	242	5,370
Shares redeemed	(7,066)	(159,152)	(10,443)	(229,406)

Net increase	9,673	$216,897	1,516	$37,019

Class C
Shares sold	2,571	$49,500	7,619	$142,923
Shares issued upon reinvestment of distributions	—	—	144	2,750
Shares redeemed	(1,970)	(37,992)	—	—

Net increase	601	$11,508	7,763	$145,673

Class I
Shares sold	314,758	$7,057,623	1,119,728	$25,096,991
Shares issued upon reinvestment of distributions	—	—	11,350	252,079
Shares redeemed	(40,818)	(928,193)	(9,556)	(208,871)

Net increase	273,940	$6,129,430	1,121,522	$25,140,199

9. Significant Shareholder. As of June 30, 2015, approximately 89% of the Fund was beneficially owned by the Adviser and its affiliates.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

 GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Mario J. Gabelli, CFA	Salvatore J. Zizza

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q215SR

The GAMCO Global Growth Fund

Semiannual Report — June 30, 2015

(Y)our Portfolio Management Team

Caesar M. P. Bryan          Howard F. Ward, CFA

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall, and 4 stars for the three, five, and ten year periods ended June 30, 2015 among 988, 988, 744, and 388 World Stock funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the six months ended June 30, 2015, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund increased 2.4% compared with an increase of 2.7% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2015.

Comparative Results

Average Annual Returns through June 30, 2015 (a) (Unaudited)						Since
	Six Months	1 Year	5 Year	10 Year	15 Year	Inception (2/7/94)
Class AAA (GICPX)	2.41%	1.93%	14.89%	7.82%	1.82%	8.98%
MSCI AC World Index	2.66	0.71	11.93	6.41	3.53(d)	6.54(d)
Lipper Global Large-Cap Growth Fund Classification	4.80	3.36	13.38	7.71	3.71	7.42
Class A (GGGAX)	2.38	1.89	14.89	7.83	1.83	8.99
With sales charge (b)	(3.50)	(3.97)	13.54	7.19	1.43	8.68
Class C (GGGCX)	2.00	1.16	14.02	7.01	1.05	8.40
With contingent deferred sales charge (c)	1.00	0.16	14.02	7.01	1.05	8.40
Class I (GGGIX)	2.76	2.58	15.27	8.08	1.98	9.10

In the current prospectuses dated April 30, 2015, the gross expense ratios for Class AAA, A, C, and I Shares are 1.72%, 1.72%, 2.47%, and 1.47%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 1.72%, 1.72%, 2.47%, and 1.00%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2015. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

2

The GAMCO Global Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2015 through June 30, 2015	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,024.10	1.68%	$ 8.43
Class A	$1,000.00	$1,023.80	1.68%	$ 8.43
Class C	$1,000.00	$1,020.00	2.43%	$12.17
Class I	$1,000.00	$1,027.60	1.00%	$ 5.03
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.46	1.68%	$ 8.40
Class A	$1,000.00	$1,016.46	1.68%	$ 8.40
Class C	$1,000.00	$1,012.74	2.43%	$12.13
Class I	$1,000.00	$1,019.84	1.00%	$ 5.01

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

3

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2015:

The GAMCO Global Growth Fund

Consumer Discretionary	21.1%
Information Technology	16.7%
Health Care	16.0%
Financials	14.7%
Industrials	12.8%
Consumer Staples	12.1%

Energy	3.8%
Materials	2.6%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

4

The GAMCO Global Growth Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.8%
	CONSUMER DISCRETIONARY — 21.1%
12,900	Accor SA	$717,149	$651,055
4,400	Alibaba Group Holding Ltd., ADR†	397,444	361,988
1,700	Amazon.com Inc.†	376,470	737,953
600	AutoZone Inc.†	228,024	400,140
10,200	CBS Corp., Cl. B, Non-Voting	365,262	566,100
2,500	Christian Dior SE	370,238	488,027
9,200	Comcast Corp., Cl. A, Special	426,576	551,448
3,114	Compagnie Financiere Richemont SA	172,841	253,297
8,000	Discovery Communications Inc., Cl. A†	253,331	266,080
8,000	Discovery Communications Inc., Cl. C†	243,397	248,640
26,000	Fuji Heavy Industries Ltd.	625,850	957,699
17,100	Grupo Televisa SAB, ADR	623,267	663,822
19,100	Lennar Corp., Cl. A	874,097	974,864
17,800	Liberty Global plc, Cl. A†	703,327	962,446
11,800	Liberty Global plc, Cl. C†	431,146	597,434
11,000	Luxottica Group SpA	578,259	731,510
3,500	LVMH Moet Hennessy Louis Vuitton SE	665,870	613,197
6,500	Macy’s Inc.	230,297	438,555
5,800	Naspers Ltd., Cl. N	702,493	903,419
8,500	Nielsen NV	269,086	380,545
5,500	NIKE Inc., Cl. B	335,583	594,110
8,700	Penske Automotive Group Inc.	453,065	453,357
4,600	Ralph Lauren Corp.	473,074	608,856
15,600	Starbucks Corp.	300,600	836,394
6,000	The Home Depot Inc.	297,016	666,780
430	The Priceline Group Inc.†	322,696	495,089
5,000	The TJX Companies Inc.	288,224	330,850
5,800	The Walt Disney Co.	647,554	662,012
4,700	Tiffany & Co.	288,044	431,460
7,000	Time Warner Inc.	569,342	611,870
13,600	Twenty-First Century Fox Inc., Cl. A	319,473	442,612
22,300	WPP plc	526,095	499,651

	TOTAL CONSUMER DISCRETIONARY	14,075,190	18,381,260

	INFORMATION TECHNOLOGY — 16.7%
9,500	Adobe Systems Inc.†	652,550	769,595
17,610	Apple Inc.	1,479,457	2,208,734
3,300	Baidu Inc., ADR†	673,359	656,964
4,200	Check Point Software Technologies Ltd.†	212,436	334,110
17,200	Facebook Inc., Cl. A†	1,038,332	1,475,158
810	Google Inc., Cl. A†	238,018	437,432
561	Google Inc., Cl. C†	292,813	292,006
11,000	Intel Corp.	379,190	334,565
2,900	Keyence Corp.	508,627	1,565,339
16,000	MasterCard Inc., Cl. A	367,500	1,495,680

Shares		Cost	Market Value
30,000	Microsoft Corp.	$1,064,886	$1,324,500
3,300	Murata Manufacturing Co. Ltd.	442,831	575,953
5,800	NXP Semiconductors NV†	367,540	569,560
16,300	Taiwan Semiconductor
	Manufacturing Co. Ltd., ADR	388,455	370,173
15,200	Tencent Holdings Ltd.	221,619	303,351
12,000	Texas Instruments Inc.	561,312	618,120
18,000	Visa Inc., Cl. A	319,900	1,208,700

	TOTAL INFORMATION TECHNOLOGY	9,208,825	14,539,940

	HEALTH CARE — 16.0%
10,000	Abbott Laboratories	301,411	490,800
7,000	AbbVie Inc.	416,442	470,330
2,900	Allergan plc†	896,023	880,034
3,900	Amgen Inc.	417,377	598,728
7,700	Bayer AG	980,676	1,077,767
4,800	Becton, Dickinson and Co.	393,415	679,920
800	Biogen Inc.†	116,834	323,152
10,700	Bristol-Myers Squibb Co.	691,708	711,978
2,900	Celgene Corp.†	110,785	335,632
16,500	Dr. Reddy’s Laboratories Ltd., ADR	705,392	912,780
6,300	Gilead Sciences Inc.	475,924	737,604
4,500	Johnson & Johnson	298,992	438,570
3,500	McKesson Corp.	633,707	786,835
9,600	Merck & Co. Inc.	582,620	546,528
14,200	Novartis AG, ADR	981,423	1,396,428
10,500	Novo Nordisk A/S, Cl. B	202,095	572,080
800	Regeneron Pharmaceuticals Inc.†	248,781	408,104
18,000	Roche Holding AG, ADR	391,670	631,260
2,600	Roche Holding AG, Genusschein	255,977	728,595
7,000	Sanofi, ADR	323,285	346,710
4,000	Thermo Fisher Scientific Inc.	510,023	519,040
3,000	UnitedHealth Group Inc.	367,479	366,000

	TOTAL HEALTH CARE	10,302,039	13,958,875

	FINANCIALS — 14.7%
55,000	Aberdeen Asset Management plc	361,831	349,130
1,800	BlackRock Inc.	608,604	622,764
35,000	Cheung Kong Property Holdings Ltd.†	213,721	290,329
35,000	CK Hutchison Holdings Ltd.	348,702	514,284
21,000	HDFC Bank Ltd., ADR	1,120,296	1,271,130
25,800	JPMorgan Chase & Co.	1,024,201	1,748,208
43,300	Kinnevik Investment AB, Cl. B	1,676,438	1,369,015
36,300	Morgan Stanley	554,686	1,408,077
17,300	Schroders plc	253,505	863,315
142,000	Skandinaviska Enskilda Banken AB, Cl. A	938,890	1,815,714
50,000	Swire Pacific Ltd., Cl. A	554,772	628,584
7,100	The Goldman Sachs Group Inc.	958,754	1,482,409
8,000	Wells Fargo & Co.	463,427	449,920

	TOTAL FINANCIALS	9,077,827	12,812,879

See accompanying notes to financial statements.

5

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 12.8%
3,000	3M Co.	$391,880	$462,900
4,600	B/E Aerospace Inc.	273,109	252,540
2,500	Cummins Inc.	276,458	327,975
8,800	Delta Air Lines Inc.	395,745	361,504
6,600	Eaton Corp. plc	366,678	445,434
6,000	FANUC Corp.	782,215	1,229,562
8,600	Fortune Brands Home & Security Inc.	387,030	394,052
39,000	General Electric Co.	1,007,929	1,036,230
11,000	Honeywell International Inc.	711,728	1,121,670
11,500	Jardine Matheson Holdings Ltd.	326,458	652,625
5,000	PACCAR Inc.	227,193	319,050
2,200	Precision Castparts Corp.	276,490	439,714
7,700	Secom Co. Ltd.	354,979	499,869
12,400	Siemens AG	1,312,170	1,249,013
1,550	SMC Corp.	451,430	466,893
2,900	The Boeing Co.	365,325	402,288
10,800	Union Pacific Corp.	585,960	1,029,996
4,400	United Technologies Corp.	240,973	488,092

	TOTAL INDUSTRIALS	8,733,750	11,179,407

	CONSUMER STAPLES — 12.1%
4,000	Brown-Forman Corp., Cl. B	314,268	400,720
4,300	Colgate-Palmolive Co.	168,723	281,263
3,900	Costco Wholesale Corp.	231,931	526,734
9,900	CVS Health Corp.	659,284	1,038,312
4,671	Danone SA	318,161	301,981
40,000	Davide Campari-Milano SpA	129,297	304,355
13,500	Diageo plc	264,904	390,508
6,900	Henkel AG & Co. KGaA	605,097	657,630
2,200	L’Oreal SA	363,939	392,428
3,300	Mead Johnson Nutrition Co.	242,574	297,726
10,000	Mondelēz International Inc., Cl. A	317,025	411,400
17,600	Nestlé SA	959,492	1,270,656
2,300	PepsiCo Inc.	146,092	214,682
4,156	Pernod Ricard SA	388,417	480,013
9,500	Reckitt Benckiser Group plc	724,177	819,182
13,300	Seven & i Holdings Co. Ltd.	518,820	571,622
5,300	The Coca-Cola Co.	139,884	207,919
4,000	The Estee Lauder Companies Inc., Cl. A	194,665	346,640
6,500	The Hain Celestial Group Inc.†	279,992	428,090
7,700	The WhiteWave Foods Co.†	227,021	376,376
9,900	Unicharm Corp.	187,592	235,356
7,000	Walgreens Boots Alliance Inc.	538,908	591,080

	TOTAL CONSUMER STAPLES	7,920,263	10,544,673

Shares		Cost	Market Value
	ENERGY — 3.8%
9,500	ConocoPhillips	$561,991	$583,395
15,400	EOG Resources Inc.	929,416	1,348,270
11,300	Occidental Petroleum Corp.	916,786	878,801
6,500	Schlumberger Ltd.	474,671	560,235

	TOTAL ENERGY	2,882,864	3,370,701

	MATERIALS — 2.6%
5,500	E. I. du Pont de Nemours and Co.	258,935	351,725
3,300	Ecolab Inc.	294,898	373,131
3,100	Monsanto Co.	211,327	330,429
5,400	PPG Industries Inc.	435,401	619,488
2,200	The Sherwin-Williams Co.	328,878	605,044

	TOTAL MATERIALS	1,529,439	2,279,817

	TOTAL COMMON STOCKS	63,730,197	87,067,552

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.3%
$ 250,000	U.S. Treasury Bills, 0.000% to 0.010%††, 7/23/15 to 10/01/15	249,997	249,996

	TOTAL INVESTMENTS — 100.1%	$63,980,194	87,317,548

	Other Assets and Liabilities (Net) — (0.1)%		(71,380)

	NET ASSETS — 100.0%		$87,246,168

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	%of Market Value	Market Value
North America	58.1%	$50,703,492
Europe	25.7	22,422,078
Japan	7.0	6,102,294
Latin America	4.6	4,003,598
Asia/Pacific	3.6	3,182,667
South Africa	1.0	903,419

	100.0%	$87,317,548

See accompanying notes to financial statements.

6

The GAMCO Global Growth Fund

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $63,980,194)	$87,317,548
Cash	2,149
Receivable for Fund shares sold	98,741
Receivable from Adviser	1,011
Dividends receivable	159,742
Prepaid expenses	26,874

Total Assets.	87,606,065

Liabilities:
Foreign currency payable to custodian, at value (cost $114)	114
Payable for investments purchased	133,858
Payable for Fund shares redeemed	57,650
Payable for investment advisory fees	72,993
Payable for distribution fees	18,879
Payable for accounting fees	11,250
Payable for legal and audit fees	19,848
Other accrued expenses	45,305

Total Liabilities	359,897

Net Assets (applicable to 2,825,158 shares outstanding)	$87,246,168

Net Assets Consist of:
Paid-in capital	$60,169,077
Accumulated net investment income	143,192
Accumulated net realized gain on investments and foreign currency transactions	3,597,985
Net unrealized appreciation on investments	23,337,354
Net unrealized depreciation on foreign currency translations	(1,440)

Net Assets	$87,246,168

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($78,182,761 ÷ 2,525,646 shares outstanding; 75,000,000 shares authorized)	$30.96
Class A:
Net Asset Value and redemption price per share ($3,967,622 ÷ 128,216 shares outstanding; 50,000,000 shares authorized)	$30.94
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price).	$32.83
Class C:
Net Asset Value and offering price per share ($1,927,256 ÷ 69,936 shares outstanding; 25,000,000 shares authorized)	$27.56	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($3,168,529 ÷ 101,360 shares outstanding; 25,000,000 shares authorized)	$31.26

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $64,139)	$865,888
Interest	926

Total Investment Income	866,814

Expenses:
Investment advisory fees	435,181
Distribution fees - Class AAA	98,186
Distribution fees - Class A	5,098
Distribution fees - Class C	9,234
Shareholder services fees	49,616
Shareholder communications expenses	29,328
Accounting fees	22,500
Registration expenses	21,134
Legal and audit fees	18,048
Custodian fees	15,194
Directors’ fees	12,144
Interest expense	400
Miscellaneous expenses	22,330

Total Expenses	738,393

Less:
Expenses reimbursed by Adviser (See Note 3)	(5,559)
Expenses paid indirectly by broker (See Note 6)	(1,627)

Total Reimbursements and Reductions	(7,186)

Net Expenses	731,207

Net Investment Income.	135,607

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	2,506,041
Net realized loss on foreign currency transactions	(3,059)

Net realized gain on investments and foreign currency transactions	2,502,982

Net change in unrealized appreciation/depreciation on investments	(591,823)
on foreign currency translations	4,010

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(587,813)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,915,169

Net Increase in Net Assets Resulting from Operations	$2,050,776

See accompanying notes to financial statements.

7

The GAMCO Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$135,607	$398,653
Net realized gain on investments and foreign currency transactions	2,502,982	5,248,742
Net change in unrealized depreciation on investments and foreign currency translations	(587,813)	(2,452,817)

Net Increase in Net Assets Resulting from Operations	2,050,776	3,194,578

Distributions to Shareholders:
Net investment income
Class AAA	—	(287,957)
Class A	—	(15,924)
Class I	—	(17,649)

	—	(321,530)

Net realized gain
Class AAA	—	(4,906,469)
Class A	—	(232,385)
Class C	—	(112,849)
Class I	—	(144,141)

	—	(5,395,844)

Total Distributions to Shareholders	—	(5,717,374)

Capital Share Transactions:
Class AAA	(1,827,726)	4,618,460
Class A	152,098	1,980,815
Class C	281,949	639,201
Class I	796,896	1,064,939

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(596,783)	8,303,415

Redemption Fees	2	957

Net Increase in Net Assets	1,453,995	5,781,576
Net Assets:
Beginning of year	85,792,173	80,010,597

End of period (including undistributed net investment income of $143,192 and $7,585, respectively)	$87,246,168	$85,792,173

See accompanying notes to financial statements.

8

The GAMCO Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement	Portfolio Turnover Rate
Class AAA
2015(c)	$30.23	$0.05	$0.68	$0.73	—	—	—	$0.00	$30.96	2.4%	$78,183	0.30%(d)	1.68%(d)	1.68%(d)(e)	27%
2014	31.12	0.15	1.09	1.24	$(0.12)	$(2.01)	$(2.13)	0.00	30.23	3.9	78,140	0.48	1.72	1.72	29
2013	26.54	(0.01)	7.50	7.49	—	(2.91)	(2.91)	0.00	31.12	28.8	75,773	(0.02)	1.77	1.77	25
2012	23.32	0.02	4.16	4.18	(0.02)	(0.94)	(0.96)	0.00	26.54	18.0	62,746	0.09	1.90	1.90	42
2011	24.35	(0.01)	(1.02)	(1.03)	—	—	—	0.00	23.32	(4.2)	58,753	(0.03)	1.84	1.84	45
2010	21.31	(0.09)	3.13	3.04	—	—	—	0.00	24.35	14.3	67,782	(0.42)	1.87	1.87	34
Class A
2015(c)	$30.22	$0.05	$0.67	$0.72	—	—	—	$0.00	$30.94	2.4%	$3,968	0.33%(d)	1.68%(d)	1.68%(d)(e)	27%
2014	31.13	0.13	1.11	1.24	$(0.14)	$(2.01)	$(2.15)	0.00	30.22	3.9	3,725	0.40	1.72	1.72	29
2013	26.54	(0.01)	7.51	7.50	—	(2.91)	(2.91)	0.00	31.13	28.8	1,872	(0.05)	1.77	1.77	25
2012	23.33	0.02	4.16	4.18	(0.03)	(0.94)	(0.97)	0.00	26.54	17.9	1,161	0.07	1.90	1.90	42
2011	24.35	(0.01)	(1.01)	(1.02)	—	—	—	0.00	23.33	(4.2)	976	(0.04)	1.84	1.84	45
2010	21.31	(0.09)	3.13	3.04	—	—	—	0.00	24.35	14.3	1,193	(0.42)	1.87	1.87	34
Class C
2015(c)	$27.01	$(0.06)	$0.61	$0.55	—	—	—	$0.00	$27.56	2.0%	$1,927	(0.42)%(d)	2.43%(d)	2.43%(d)(e)	27%
2014	28.12	(0.11)	1.01	0.90	—	$(2.01)	$(2.01)	0.00	27.01	3.1	1,609	(0.37)	2.47	2.47	29
2013	24.39	(0.22)	6.86	6.64	—	(2.91)	(2.91)	0.00	28.12	27.8	1,036	(0.79)	2.52	2.52	25
2012	21.64	(0.17)	3.86	3.69	—	(0.94)	(0.94)	0.00	24.39	17.1	603	(0.72)	2.65	2.65	42
2011	22.76	(0.17)	(0.95)	(1.12)	—	—	—	0.00	21.64	(4.9)	354	(0.77)	2.59	2.59	45
2010	20.07	(0.23)	2.92	2.69	—	—	—	0.00	22.76	13.4	374	(1.17)	2.62	2.62	34
Class I
2015(c)	$30.42	$0.16	$0.68	$0.84	—	—	—	$0.00	$31.26	2.8%	$3,168	1.01%(d)	1.44%(d)	1.00%(d)(e)(f)	27%
2014	31.30	0.27	1.11	1.38	$(0.25)	$(2.01)	$(2.26)	0.00	30.42	4.3	2,318	0.85	1.47	1.28	29
2013	26.61	0.07	7.53	7.60	—	(2.91)	(2.91)	0.00	31.30	29.1	1,330	0.22	1.52	1.52	25
2012	23.38	0.08	4.18	4.26	(0.09)	(0.94)	(1.03)	0.00	26.61	18.3	805	0.30	1.65	1.65	42
2011	24.34	0.05	(1.01)	(0.96)	—	—	—	0.00	23.38	(3.9)	449	0.21	1.59	1.59	45
2010	21.25	(0.04)	3.13	3.09	—	—	—	0.00	24.34	14.5	460	(0.17)	1.62	1.62	34

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2015, unaudited.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2015, there was no impact to the expense ratios.
(f)

Under an expense deferral agreement with the Adviser, the Adviser reimbursed expenses to the Fund of $3,489 and $5,559 for the year ended December 31, 2014 and for the six months ended June 30, 2015, respectively.

See accompanying notes to financial statements.

9

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Growth Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

10

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$87,067,552	—	$87,067,552
U.S. Government Obligations	—	$249,996	249,996
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$87,067,552	$249,996	$87,317,548

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2015, foreign common stock was transferred from Level 2 to Level 1 due to the application at December 31, 2014 of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 2 to Level 1 during the period amounted to $17,957,193 or 20.93% of net assets as of December 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2015 or December 31, 2014.

11

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

12

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses and reclassifications of gains on investments in passive foreign investment companies. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$321,530
Net long term capital gains	5,395,844

Total distributions paid	$5,717,374

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

13

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2015:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$64,010,019	$25,336,206	$(2,028,677)	$23,307,529

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2015, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2016 at no more than 1.00% of the value of its average daily net assets. For the six months ended June 30, 2015, the Adviser reimbursed the Fund in the amount of $5,559.

At June 30, 2015, the cumulative amount which the Fund may repay the Adviser is $9,048:

For the year ended December 31, 2014, expiring December 31, 2016	$3,489
For the six months ended June 30, 2015, expiring December 31, 2017	5,559

$9,048

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and

14

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2015, other than short term securities and U.S. Government obligations, aggregated $23,043,886 and $23,884,671, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2015, the Fund paid brokerage commissions on security trades of $43 to G.research, Inc, an affiliate of the Adviser. Additionally, the Distributor retained a total of $2,366 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,627.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2015, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 15% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2015, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2015 was $19,729 with a weighted average interest rate of 1.15%. The maximum amount borrowed at any time during the six months ended June 30, 2015 was $690,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2015 and the year ended December 31, 2014, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

15

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	44,109	$1,374,020	216,691	$6,869,063
Shares issued upon reinvestment of distributions	—	—	163,133	4,995,128
Shares redeemed	(103,219)	(3,201,746)	(229,790)	(7,245,731)

Net increase/(decrease)	(59,110)	$(1,827,726)	150,034	$4,618,460

Class A
Shares sold	36,234	$1,133,983	70,786	$2,230,553
Shares issued upon reinvestment of distributions	—	—	5,659	173,227
Shares redeemed	(31,283)	(981,885)	(13,320)	(422,965)

Net increase	4,951	$152,098	63,125	$1,980,815

Class C
Shares sold	19,100	$525,595	27,286	$771,995
Shares issued upon reinvestment of distributions	—	—	2,801	76,632
Shares redeemed	(8,743)	(243,646)	(7,350)	(209,426)

Net increase	10,357	$281,949	22,737	$639,201

Class I
Shares sold	34,349	$1,085,124	38,577	$1,225,607
Shares issued upon reinvestment of distributions	—	—	4,076	125,588
Shares redeemed	(9,194)	(288,228)	(8,917)	(286,256)

Net increase	25,155	$796,896	33,736	$1,064,939

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar RatingTM

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall and 4 stars for the three, five, and ten year periods ended June 30, 2015 among 988, 988, 744, and 388 World Stock funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB442Q215SR

The GAMCO Global Opportunity Fund Semiannual Report — June 30, 2015

Caesar M. P. Bryan
Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2015, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund increased 1.4% compared with an increase of 2.7% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2015.

Comparative Results

Average Annual Returns through June 30, 2015 (a) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (5/11/98)
Class AAA (GABOX)	1.39%	(5.47)%	10.69%	6.03%	2.97%	6.65%
MSCI AC World Index	2.66	0.71	11.93	6.41	3.53(d)	4.72(d)
Lipper Global Large-Cap Growth Fund Classification	4.80	3.36	13.38	7.71	3.71	5.56
Lipper Global Multi-Cap Growth Fund Classification	4.40	3.18	12.67	6.27	2.28	5.43
Class A (GOCAX)	1.31	(5.53)	10.68	6.02	2.98	6.65
With sales charge (b)	(4.51)	(10.96)	9.38	5.40	2.57	6.28
Class C (GGLCX)	1.00	(6.23)	9.86	5.21	2.49	6.22
With contingent deferred sales charge (c)	0.00	(7.17)	9.86	5.21	2.49	6.22
Class I (GLOIX)	1.89	(4.70)	11.11	6.30	3.14	6.81

In the current prospectuses dated April 30, 2015, the gross expense ratios for Class AAA, A, C, and I Shares are 2.72%, 2.72%, 3.46%, and 2.46%, respectively, and the net expense ratios in the current prospectuses after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) for these share classes are 2.00%, 2.00%, 2.75%, and 1.00%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2015. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

The GAMCO Global Opportunity Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2015 through June 30, 2015	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Opportunity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,013.90	2.03%	$10.14
Class A	$1,000.00	$1,013.10	2.03%	$10.13
Class C	$1,000.00	$1,010.00	2.78%	$13.85
Class I	$1,000.00	$1,018.90	1.03%	$ 5.16
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.73	2.03%	$10.14
Class A	$1,000.00	$1,014.73	2.03%	$10.14
Class C	$1,000.00	$1,011.01	2.78%	$13.86
Class I	$1,000.00	$1,019.69	1.03%	$ 5.16

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2015:

The GAMCO Global Opportunity Fund

Consumer Staples	20.2%
Industrials	19.3%
Consumer Discretionary	17.2%
Information Technology	11.3%
Health Care	10.7%
Materials	9.0%

Financials	7.2%
Energy	4.1%
Telecommunication Services	0.7%
Other Assets and Liabilities (Net)	0.3%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The GAMCO Global Opportunity Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.7%
	CONSUMER STAPLES — 20.2%
1,500	Associated British Foods plc	$65,359	$67,665
3,750	British American Tobacco plc	93,873	201,217
1,300	Danone SA	77,722	84,045
7,000	Diageo plc	97,896	202,486
2,280	Dr Pepper Snapple Group Inc.	54,395	166,212
3,000	General Mills Inc.	74,401	167,160
3,000	Heineken Holding NV	140,229	210,540
2,000	Japan Tobacco Inc.	71,426	71,259
1,500	Kameda Seika Co. Ltd.	60,527	58,034
3,000	Mead Johnson Nutrition Co.	129,424	270,660
1,910	Pernod Ricard SA	147,275	220,602
2,150	Philip Morris International Inc.	74,934	172,366
3,300	Shiseido Co. Ltd.	61,010	74,906
2,000	The Procter & Gamble Co.	110,564	156,480
3,000	Unicharm Corp.	56,797	71,320

	TOTAL CONSUMER STAPLES	1,315,832	2,194,952

	INDUSTRIALS — 19.3%
5,000	CK Hutchison Holdings Ltd.	39,438	73,469
11,484	CNH Industrial NV	86,608	106,572
1,100	FANUC Corp.	120,160	225,420
4,300	Jardine Matheson Holdings Ltd.	137,142	244,025
3,600	Komatsu Ltd.	76,536	72,274
2,500	L-3 Communications Holdings Inc.	102,176	283,450
2,500	Lockheed Martin Corp.	61,439	464,750
1,600	Precision Castparts Corp.	23,720	319,792
1,000	SMC Corp.	124,202	301,222

	TOTAL INDUSTRIALS	771,421	2,090,974

	CONSUMER DISCRETIONARY — 17.2%
1,500	AMC Networks Inc., Cl. A†	12,414	122,775
1,950	Christian Dior SE	117,225	380,661
5,500	Compagnie Financiere Richemont SA	71,324	447,377
3,000	DIRECTV†	145,601	278,370
250	Hermes International	84,929	93,257
2,000	Honda Motor Co. Ltd.	80,136	64,738
6,000	Liberty Interactive Corp. QVC Group, Cl. A†	88,266	166,500
808	Liberty TripAdvisor Holdings Inc., Cl. A†	7,640	26,034
1,661	Liberty Ventures, Cl. A†	23,217	65,227
1,500	ProSiebenSat.1 Media AG	76,947	74,082
6,000	Rakuten Inc.	75,333	96,948
2,000	Vivendi SA	48,497	50,447

	TOTAL CONSUMER DISCRETIONARY	831,529	1,866,416

	INFORMATION TECHNOLOGY — 11.3%
550	Google Inc., Cl. A†	96,782	297,022
551	Google Inc., Cl. C†	96,701	286,801
500	Keyence Corp.	93,284	269,886

Shares		Cost	Market Value

7,000	Microsoft Corp.	$185,025	$309,050
15,000	Yahoo! Japan Corp.	86,673	60,547

	TOTAL INFORMATION TECHNOLOGY.	558,465	1,223,306

	HEALTH CARE — 10.7%
1,000	AstraZeneca plc, ADR	71,933	63,710
600	Bayer AG	88,710	83,982
4,400	Novartis AG	174,161	433,670
2,000	Novo Nordisk A/S, Cl. B	99,555	108,968
1,700	Roche Holding AG, Genusschein	136,625	476,389

	TOTAL HEALTH CARE	570,984	1,166,719

	MATERIALS — 9.0%
2,200	Agnico Eagle Mines Ltd.	126,105	62,414
12,000	Antofagasta plc	14,358	130,004
3,600	BHP Billiton plc	114,493	70,649
15,250	Glencore plc	82,406	61,173
1	Lonmin plc†	1	1
2,500	Monsanto Co.	174,388	266,475
800	Randgold Resources Ltd., ADR	56,126	53,560
1,830	Rio Tinto plc	77,490	75,162
800	Shin-Etsu Chemical Co. Ltd.	56,179	49,673
400	Syngenta AG	114,992	162,576
5,000	Toray Industries Inc.	40,762	42,305

	TOTAL MATERIALS	857,300	973,992

	FINANCIALS — 7.2%
5,000	Cheung Kong Property Holdings Ltd.†	24,172	41,476
80,000	China Minsheng Banking Corp. Ltd., Cl. H	101,791	104,856
5,000	Ichiyoshi Securities Co. Ltd.	58,224	48,862
10,000	Kinnevik Investment AB, Cl. B	230,284	316,170
5,500	Schroders plc	100,679	274,464

	TOTAL FINANCIALS	515,150	785,828

	ENERGY — 4.1%
500	EOG Resources Inc.	27,783	43,775
700	Occidental Petroleum Corp.	69,984	54,439
4,000	Schlumberger Ltd.	132,694	344,760

	TOTAL ENERGY	230,461	442,974

	TELECOMMUNICATION SERVICES — 0.7%
1,300	SoftBank Corp.	99,407	76,576

	TOTAL COMMON STOCKS	5,750,549	10,821,737

	TOTAL INVESTMENTS — 99.7%	$5,750,549	10,821,737

	Other Assets and Liabilities (Net) — 0.3%		32,769

	NET ASSETS — 100.0%		$10,854,506

†	Non-income producing security.

See accompanying notes to financial statements.

4

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
Europe	41.1%	$4,449,430
North America	36.8	3,979,752
Japan	14.6	1,583,969
Latin America	6.5	703,730
Asia/Pacific	1.0	104,856

	100.0%	$10,821,737

See accompanying notes to financial statements.

5

The GAMCO Global Opportunity Fund

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $5,750,549)	$10,821,737
Foreign currency, at value (cost $500)	500
Cash	9,217
Receivable for Fund shares sold	3,651
Receivable from Adviser	12,333
Dividends receivable	40,441
Prepaid expenses	22,536

Total Assets	10,910,415

Liabilities:
Payable for Fund shares redeemed	6,456
Payable for investment advisory fees	9,192
Payable for distribution fees	2,178
Payable for legal and audit fees	12,957
Payable for shareholder communications expenses	10,195
Other accrued expenses	14,931

Total Liabilities	55,909

Net Assets (applicable to 451,328 shares outstanding)	$10,854,506

Net Assets Consist of:
Paid-in capital	$5,907,001
Accumulated net investment income	71,455
Accumulated net realized loss on investments and foreign currency transactions	(194,836)
Net unrealized appreciation on investments	5,071,188
Net unrealized depreciation on foreign currency translations	(302)

Net Assets	$10,854,506

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($9,929,972 ÷ 413,101 shares outstanding; 75,000,000 shares authorized)	$24.04

Class A:
Net Asset Value and redemption price per share ($186,047 ÷ 7,773 shares outstanding; 50,000,000 shares authorized)	$23.93

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$25.39

Class C:
Net Asset Value and offering price per share ($43,467 ÷ 1,876 shares outstanding; 25,000,000 shares authorized)	$23.17 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($695,020 ÷ 28,578 shares outstanding; 25,000,000 shares authorized)	$24.32

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of
$9,483)	$141,276
Interest	2

Total Investment Income	141,278

Expenses:
Investment advisory fees	55,590
Distribution fees - Class AAA	12,718
Distribution fees - Class A	274
Distribution fees - Class C	196
Shareholder communications expenses	16,796
Registration expenses	15,178
Legal and audit fees	10,861
Shareholder services fees	8,448
Custodian fees	5,504
Tax expense	1,592
Directors’ fees	1,579
Interest expense	182
Miscellaneous expenses	19,964

Total Expenses	148,882

Less:
Expenses reimbursed by Adviser (See Note 3)	(37,663)
Expenses paid indirectly by broker (See Note 6)	(1,542)

Total Reimbursements and Reductions	(39,205)

Net Expenses	109,677

Net Investment Income	31,601

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	362,455
Net realized loss on foreign currency transactions	(642)

Net realized gain on investments and foreign currency transactions	361,813

Net change in unrealized appreciation/depreciation on investments	(225,368)
on foreign currency translations	1,526

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(223,842)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	137,971

Net Increase in Net Assets Resulting from Operations	$169,572

See accompanying notes to financial statements.

6

The GAMCO Global Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Operations:
Net investment income	$31,601	$41,825
Net realized gain on investments and foreign currency transactions	361,813	441,879
Net change in unrealized depreciation on investments and foreign currency translations	(223,842)	(610,445)

Net Increase/(Decrease) in Net Assets Resulting from Operations	169,572	(126,741)

Capital Share Transactions:
Class AAA	(449,803)	(777,455)
Class A	(38,406)	(14,693)
Class C	12,400	11,306
Class I	15,359	33,546

Net Decrease in Net Assets from Capital Share Transactions	(460,450)	(747,296)

Net Decrease in Net Assets	(290,878)	(874,037)
Net Assets:
Beginning of year	11,145,384	12,019,421

End of period (including undistributed net investment income of $71,455 and $39,854, respectively)	$10,854,506	$11,145,384

See accompanying notes to financial statements.

7

The GAMCO Global Opportunity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2015(d)	$23.71	$0.06		$0.27	$0.33	—		—		—	$24.04	1.4%	$9,930	0.51	%(e)	2.69	%(e)	2.03	%(e)(f)(g)	5%
2014	23.99	0.08		(0.36)	(0.28)	—		—		—	23.71	(1.2)	10,226	0.33		2.72		2.00		9
2013	20.19	0.02		3.80	3.82	$(0.02)		$(0.02)		—	23.99	18.9	11,121	0.10		2.74		2.00		5
2012	17.67	0.12		2.53	2.65	(0.13)		(0.13)		$0.00	20.19	15.0	9,651	0.65		2.91		2.00		6
2011	19.57	0.04		(1.89)	(1.85)	(0.05)		(0.05)		0.00	17.67	(9.5)	10,258	0.23		2.60		2.01		7
2010	16.53	(0.02)		3.06	3.04	—		—		0.00	19.57	18.4	13,263	(0.15)		2.66		2.01		5
Class A
2015(d)	$23.61	$0.06		$0.26	$0.32	—		—		—	$23.93	1.3%	$186	0.52	%(e)	2.69	%(e)	2.03	%(e)(f)(g)	5%
2014	23.90	0.08		(0.37)	(0.29)	—		—		—	23.61	(1.2)	220	0.35		2.72		2.00		9
2013	20.11	0.03		3.78	3.81	$(0.02)		$(0.02)		—	23.90	19.0	238	0.13		2.74		2.00		5
2012	17.61	0.11		2.53	2.64	(0.14)		(0.14)		$0.00	20.11	15.0	220	0.57		2.91		2.00		6
2011	19.51	0.04		(1.88)	(1.84)	(0.06)		(0.06)		0.00	17.61	(9.5)	166	0.22		2.60		2.01		7
2010	16.48	(0.00	)(b)	3.03	3.03	—		—		0.00	19.51	18.4	166	(0.03)		2.66		2.01		5
Class C
2015(d)	$22.94	$(0.01)		$0.24	$0.23	—		—		—	$23.17	1.0%	$43	(0.12	)%(e)	3.44	%(e)	2.78	%(e)(f)(g)	5%
2014	23.40	(0.04)		(0.42)	(0.46)	—		—		—	22.94	(2.0)	31	(0.17)		3.46		2.75		9
2013	19.82	(0.14)		3.72	3.58	—		—		—	23.40	18.1	19	(0.65)		3.49		2.75		5
2012	17.36	(0.02)		2.48	2.46	$(0.00	)(b)	$(0.00	)(b)	—	19.82	14.2	17	(0.12)		3.66		2.75		6
2011	19.32	(0.07)		(1.89)	(1.96)	—		—		—	17.36	(10.1)	14	(0.40)		3.35		2.76		7
2010	16.44	(0.16)		3.04	2.88	—		—		—	19.32	17.5	16	(0.95)		3.41		2.76		5
Class I
2015(d)	$23.87	$0.19		$0.26	$0.45	—		—		—	$24.32	1.9%	$695	1.52	%(e)	2.44	%(e)	1.03	%(e)(f)(g)	5%
2014	24.04	0.21		(0.38)	(0.17)	—		—		—	23.87	(0.7)	668	0.86		2.46		1.48		9
2013	20.23	0.08		3.81	3.89	$(0.08)		$(0.08)		—	24.04	19.2	641	0.35		2.49		1.75		5
2012	17.70	0.17		2.55	2.72	(0.19)		(0.19)		$0.00	20.23	15.4	537	0.90		2.66		1.75		6
2011	19.61	0.10		(1.91)	(1.81)	(0.10)		(0.10)		0.00	17.70	(9.2)	260	0.55		2.35		1.76		7
2010	16.52	0.02		3.07	3.09	—		—		0.00	19.61	18.7	386	0.09		2.41		1.76		5

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the six months ended June 30, 2015 and the years ended December 31, 2011 and 2010. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% and 2.00% (Class AAA and Class A), 2.75% and 2.75% (Class C), and 1.75% and 1.75% (Class I), respectively. For the six months ended June 30, 2015 and the years ended 2014, 2013, and 2012 the effect of interest expense was minimal.

(d)	For the six months ended June 30, 2015, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, the expense ratios for the six months ended June 30, 2015 would have been 2.06%, 2.06%, 2.81%, 1.06% for Class AAA, Class A, Class C, and Class I, respectively.

(g)

The Fund incurred tax expense during the six months ended June 30, 2015. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.00% (Class I), respectively.

See accompanying notes to financial statements.

8

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Opportunity Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

9

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$10,821,737	—	$10,821,737
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$10,821,737	—	$10,821,737

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2015, foreign common stock was transferred from Level 2 to Level 1 due to the application at December 31, 2014 of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 2 to Level 1 during the period amounted to $5,822,488 or 52.24% of net assets as of December 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2015 or December 31, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

10

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average

11

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At June 30, 2015, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital loss carryforward available through 2016	$458,608
Capital loss carryforward available through 2017	98,006

Total capital loss carryforwards	$556,614

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2015:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$5,750,549	$5,553,205	$(482,017)	$5,071,188

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not

12

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

threshold. During the six months ended June 30, 2015, the Fund recognized $1,592 in income tax, interest, and penalties. As of June 30, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2016, at no more than 2.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended June 30, 2015, the Adviser reimbursed the Fund in the amount of $37,663. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.00% (effective August 25, 2014, 1.75% prior to August 25, 2014) of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The agreement is renewable annually. At June 30, 2015, the cumulative amount which the Fund may repay the Adviser is $205,065.

For the year ended December 31, 2013, expiring December 31, 2015	$81,933
For the year ended December 31, 2014, expiring December 31, 2016	85,469
For the six months ended June 30, 2015, expiring December 31, 2017	37,663

$205,065

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000 and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

13

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2015, other than short term securities and U.S. Government obligations, aggregated $464,595 and $921,474, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2015, the Fund paid brokerage commissions on security trades of $30 to G.research, Inc, an affiliate of the Adviser. Additionally, the Distributor retained a total of $38 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,542.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2015.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 15% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2015, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2015 was $10,077 with a weighted average interest rate of 1.15%. The maximum amount borrowed at any time during the six months ended June 30, 2015 was $134,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2015 and year ended December 31, 2014, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

14

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	8,592	$209,036	18,562	$450,515
Shares redeemed	(26,865)	(658,839)	(50,704)	(1,227,970)

Net decrease	(18,273)	$(449,803)	(32,142)	$(777,455)

Class A
Shares sold	190	$4,763	1,337	$31,947
Shares redeemed	(1,751)	(43,169)	(1,957)	(46,640)

Net decrease	(1,561)	$(38,406)	(620)	$(14,693)

Class C
Shares sold	527	$12,400	903	$20,720
Shares redeemed	—	—	(393)	(9,414)

Net increase	527	$12,400	510	$11,306

Class I
Shares sold	1,871	$45,790	4,245	$104,869
Shares redeemed	(1,270)	(30,431)	(2,943)	(71,323)

Net increase	601	$15,359	1,302	$33,546

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q215SR

The GAMCO Global Telecommunications Fund

Semiannual Report — June 30, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2015, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund increased 4.6% compared with an increase of 4.4% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2015.

Comparative Results

Average Annual Returns through June 30, 2015 (a) (Unaudited)						Since Inception (11/1/93)
	Six Months	1 Year	5 Year	10 Year	15 Year
Class AAA (GABTX)	4.61%	0.09%	9.61%	5.79%	2.06%	7.86%
MSCI AC World Telecommunication Services Index	4.40	0.48	11.02	7.05	N/A	N/A
MSCI AC World Index	2.66	0.71	11.93	6.41	3.53	6.77(d)
Class A (GTCAX)	4.66	0.12	9.62	5.81	2.07	7.87
With sales charge (b)	(1.36)	(5.64)	8.33	5.18	1.67	7.57
Class C (GTCCX)	4.26	(0.61)	8.81	5.00	1.30	7.31
With contingent deferred sales charge (c)	3.26	(1.61)	8.81	5.00	1.30	7.31
Class I (GTTIX)	4.79	0.36	9.90	6.00	2.19	7.96

In the current prospectuses dated April 30, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.61%, 1.61%, 2.36%, and 1.36%, respectively. See page 9 for the expense ratios for the six months ended June 30, 2015. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	MSCI AC World Index since inception performance is a blend of Gross Performance excluding applicable taxes and Net Performance. This benchmark’s Net Performance began on December 29, 2000.

The GAMCO Global Telecommunications Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2015 through June 30, 2015	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Global Telecommunications Fund

Actual Fund Return
Class AAA	$1,000.00	$1,046.10	1.63%	$ 8.27
Class A	$1,000.00	$1,046.60	1.63%	$ 8.27
Class C	$1,000.00	$1,042.60	2.38%	$12.05
Class I	$1,000.00	$1,047.90	1.38%	$ 7.01
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.71	1.63%	$ 8.15
Class A	$1,000.00	$1,016.71	1.63%	$ 8.15
Class C	$1,000.00	$1,012.99	2.38%	$11.88
Class I	$1,000.00	$1,017.95	1.38%	$ 6.90

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2015:

The GAMCO Global Telecommunications Fund

Diversified Telecommunications Services	43.5%
Other	27.4%
Wireless Telecommunications Services	27.2%

U.S. Government Obligations	0.6%
Other Assets and Liabilities (Net)	1.3%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The GAMCO Global Telecommunications Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.3%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 43.5%
	Africa/Middle East — 0.3%
29,000	Maroc Telecom	$503,330	$319,427
200,000	Pakistan Telecommunication Co. Ltd.	155,766	40,285

		659,096	359,712

	Asia/Pacific — 5.2%
225,000	Asia Satellite Telecommunications Holdings Ltd.	487,155	896,917
9,600	DiGi.Com Berhad	14,361	13,638
170,000	First Pacific Co. Ltd.	92,079	143,429
4,100	First Pacific Co. Ltd., ADR	3,337	17,466
90,000	PCCW Ltd.	74,681	53,757
22,000	Philippine Long Distance Telephone Co., ADR	309,757	1,370,600
14,000	PT Telekomunikasi Indonesia, ADR	112,952	607,460
622,000	Singapore Telecommunications Ltd.	471,052	1,944,255
280,000	Telekom Malaysia Berhad	355,221	485,343
1,930,027	True Corp. Public Co. Ltd.†	483,646	651,428
8,075	TT&T Public Co. Ltd., GDR†(a)(b)(c)	100,542	242

		2,504,783	6,184,535

	Europe — 15.0%
220,000	Colt Group SA†	398,277	653,322
10,000	Com Hem Holding AB	72,498	92,704
190,000	Deutsche Telekom AG, ADR	3,489,549	3,270,850
4,507	Hellenic Telecommunications Organization SA	63,853	37,984
2,000	Hellenic Telecommunications Organization SA, ADR	16,157	8,400
1,700	Iliad SA	187,384	376,870
20,000	Koninklijke KPN NV	52,583	76,479
9,000	Mobistar SA†	188,713	170,372
16,000	Orange SA, ADR	371,497	245,760
40,000	Pharol SGPS SA†	46,059	17,615
50,000	Pharol SGPS SA, ADR†	102,658	21,000
14,000	Proximus	428,402	494,303
3,700	Rostelecom OJSC, ADR	79,931	35,150
88,000	Sistema JSFC, GDR	1,312,734	778,800
50,000	Sky Deutschland AG†	435,445	376,207
26,000	Swisscom AG, ADR	652,806	1,456,000
600,000	Telecom Italia SpA†	2,297,309	761,221
14,000	Telecom Italia SpA, ADR†	528,665	178,080
245,131	Telefonica SA, ADR	2,442,852	3,480,860
115,000	Telekom Austria AG	1,252,826	761,043
52,000	Telenor ASA	776,857	1,139,424
409,000	TeliaSonera AB	1,233,073	2,408,161

Shares		Cost	Market Value

219,500	VimpelCom Ltd., ADR	$562,439	$1,090,915

		16,992,567	17,931,520

	Japan — 1.0%
24,000	Nippon Telegraph & Telephone Corp.	442,005	869,420
9,000	Nippon Telegraph & Telephone Corp., ADR	191,035	326,610

		633,040	1,196,030

	Latin America — 1.5%
37,415,054	LIME†	499,070	144,336
1,700	Oi SA, ADR†	5,338	3,247
70,000	Telecom Argentina SA, ADR	282,032	1,259,300
12,205	Telefonica Brasil SA	268,345	147,091
6,221	Telefonica Brasil SA, ADR	44,430	86,659
3,066	Telefonica Brasil SA, Preference	80,331	42,848
7,134	Telefonica SA	118,052	101,400

		1,297,598	1,784,881

	North America — 20.5%
26,000	AT&T Inc.	688,035	923,520
21,000	Atlantic Tele-Network Inc.	67,274	1,450,680
25,000	CenturyLink Inc.	786,595	734,500
745,000	Cincinnati Bell Inc.†	3,305,336	2,845,900
184,000	EarthLink Holdings Corp.	886,799	1,378,160
47,000	Frontier Communications Corp.	194,448	232,650
50,000	General Communication Inc., Cl. A†	225,330	850,500
60,000	Internap Corp.†	365,270	555,000
73,000	Level 3 Communications Inc.†	1,982,973	3,844,910
11,000	Lumos Networks Corp.	173,526	162,690
28,600	New ULM Telecom Inc.	339,090	211,354
33,500	Shenandoah Telecommunications Co.	195,187	1,146,705
118,514	Telephone & Data Systems Inc.	2,746,532	3,484,312
56,500	TELUS Corp.	655,315	1,946,513
101,000	Verizon Communications Inc.	3,497,188	4,707,610
2,000	Zayo Group Holdings Inc.†	54,498	51,440

		16,163,396	24,526,444

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	38,250,480	51,983,122

	OTHER — 27.4%
	Africa/Middle East — 0.0%
1,008	Kingdom Financial Holdings Ltd., Cl. L	0	0
504	Meikles Ltd.	203	38

		203	38

	Asia/Pacific — 1.0%
68,000	C.P. Pokphand Co. Ltd., ADR	52,895	257,040

See accompanying notes to financial statements.

4

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Asia/Pacific (Continued)
27,360	Cheung Kong Property Holdings Ltd.†	$150,629	$226,954
15,000	CJ Hellovision Co. Ltd.	171,654	172,128
27,360	CK Hutchison Holdings Ltd.	245,763	402,023
250,000	Dagang NeXchange Berhad†	105,103	16,234
15,000	SKY Perfect JSAT Holdings Inc.	69,205	80,525

		795,249	1,154,904

	Europe — 7.0%
45,000	G4S plc	0	189,916
52,000	GN Store Nord A/S	370,329	1,075,449
1,224	Gusbourne plc†	1,210	934
20,500	InterXion Holding NV†	295,919	566,825
4,600	Kinnevik Investment AB, Cl. A	116,764	147,602
78,000	Kinnevik Investment AB, Cl. B	1,947,375	2,466,124
14,000	Liberty Global plc, Cl. A†	307,233	756,980
46,500	Liberty Global plc, Cl. C†	490,097	2,354,295
37,000	NOS SGPS	258,135	295,924
18,035	PostNL NV, ADR†	215,936	81,338
55,000	Qliro Group AB†	144,779	81,274
13,000	Telecity Group plc	149,186	209,980
21,000	Telegraaf Media Groep NV†	453,308	116,591
12,000	Waterloo Investment Holdings Ltd.†	1,432	480

		4,751,703	8,343,712

	Japan — 0.3%
65,000	Furukawa Electric Co. Ltd.	278,466	115,782
15,000	Tokyo Broadcasting System Holdings Inc.	237,742	207,256

		516,208	323,038

	Latin America — 0.4%
14,000	Grupo Televisa SAB, ADR	328,529	543,480
900	Marlowe Holdings Ltd.†	521	1,697

		329,050	545,177

	North America — 18.7%
7,000	AMC Networks Inc., Cl. A†	175,301	572,950
1,200	Ascent Capital Group Inc., Cl. A†	20,323	51,288
112,500	Cablevision Systems Corp., Cl. A	1,719,974	2,693,250
7,400	Cogeco Inc.	144,351	339,665
12,000	Comcast Corp., Cl. A, Special	235,713	719,280
7,000	Communications Sales & Leasing Inc., REIT†	245,562	173,040
16,500	CyrusOne Inc., REIT	308,323	485,925
57,500	DIRECTV†	1,476,655	5,335,425
59,000	DISH Network Corp., Cl. A†	1,290,371	3,994,890
11,000	EchoStar Corp., Cl. A†	311,530	535,480
3,500	Equinix Inc., REIT	296,977	889,000
50,000	Gogo Inc.†	877,756	1,071,500

Shares		Cost	Market Value

160	Google Inc., Cl. A†	$33,265	$86,406
3,125	Liberty Broadband Corp., Cl. A†	9,703	159,281
5,167	Liberty Broadband Corp., Cl. C†	70,498	264,344
12,000	Liberty Interactive Corp. QVC Group, Cl. A†	116,973	333,000
12,500	Liberty Media Corp., Cl. A†	29,110	450,500
15,000	Liberty Media Corp., Cl. C†	42,140	538,500
1,706	Liberty Ventures, Cl. A†	20,642	66,995
3,000	Rackspace Hosting Inc.†	96,808	111,570
16,500	The Madison Square Garden Co., Cl. A†	371,528	1,377,585
1,500	Time Warner Cable Inc.	145,642	267,255
4,000	Time Warner Inc.	124,256	349,640
2,000	Twenty-First Century Fox Inc., Cl. B	18,524	64,440
35,000	Yahoo! Inc.†	788,924	1,375,150

		8,970,849	22,306,359

	TOTAL OTHER	15,363,262	32,673,228

	WIRELESS TELECOMMUNICATIONS SERVICES — 26.4%
	Africa/Middle East — 0.7%
40,000	Econet Wireless Zimbabwe Ltd.	20,147	16,000
170,000	Global Telecom Holding SAE, GDR†	959,508	292,400
19,000	MTN Group Ltd.	297,685	357,246
175,000	Orascom Telecom Media and Technology Holding SAE, GDR†	384,753	129,500

		1,662,093	795,146

	Asia/Pacific — 3.1%
115,000	Axiata Group Berhad	214,972	195,070
36,000	China Mobile Ltd., ADR	437,068	2,307,240
36,000	China Unicom Hong Kong Ltd., ADR	250,184	565,200
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	63	277
240,000	PT Indosat Tbk†	38,553	72,005
22,000	SK Telecom Co. Ltd., ADR	424,743	545,380
40,000	TIME dotCom Berhad	81,175	71,667

		1,446,758	3,756,839

	Europe — 6.8%
14,000	Bouygues SA	410,935	523,412
950,000	Cable & Wireless Communications plc	566,695	994,124
9,000	MegaFon OAO, GDR	174,115	125,100
29,000	Millicom International Cellular SA, SDR	2,313,801	2,139,182
15,000	Mobile TeleSystems OJSC, ADR	156,165	146,700
106,000	Turkcell Iletisim Hizmetleri A/S, ADR	2,038,681	1,217,940
61,500	Vivendi SA	1,897,125	1,551,247

See accompanying notes to financial statements.

5

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	Europe (Continued)
39,000	Vodafone Group plc, ADR	$1,789,348	$1,421,550

		9,346,865	8,119,255

	Japan — 4.9%
194,000	KDDI Corp.	1,485,322	4,682,567
63,000	NTT DoCoMo Inc.	996,137	1,206,618

		2,481,459	5,889,185

	Latin America — 3.4%
151,000	America Movil SAB de CV, Cl. L, ADR	544,888	3,217,810
50,000	NII Holdings Inc.†	19,113	1,000
165,000	Tim Participacoes SA	661,068	541,845
18,156	Tim Participacoes SA, ADR	397,815	297,032

		1,622,884	4,057,687

	North America — 7.5%
25,000	NTELOS Holdings Corp.	113,267	115,500
64,000	Rogers Communications Inc., Cl. B	282,806	2,273,920
116,000	Sprint Corp.†	708,116	528,960
44,000	T-Mobile US Inc.†	802,779	1,705,880
113,700	United States Cellular Corp.†	5,368,787	4,283,079

		7,275,755	8,907,339

	TOTAL WIRELESS TELECOMMU- NICATIONS SERVICES	23,835,814	31,525,451

	TOTAL COMMON STOCKS	77,449,556	116,181,801

	WARRANTS — 0.8%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.8%
	Asia/Pacific — 0.8%
151,500	Bharti Airtel Ltd., expire 08/04/16(a)	723,367	999,805

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.6%
$720,000	U.S. Treasury Bills, 0.000% to 0.015%††, 7/23/15 to 12/10/15	$719,987	$719,970

	TOTAL INVESTMENTS — 98.7%	$78,892,910	117,901,576

	Other Assets and Liabilities (Net) — 1.3%		1,509,865

	NET ASSETS — 100.0%		$119,411,441

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the market value of Rule 144A securities amounted to $1,000,047 or 0.84% of net assets.

(b)	Illiquid security.
(c)	At June 30, 2015, the Fund held an investment in a restricted security amounting to $242 or 0.00% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/15 Carrying Value Per Share
8,075	TT&T Public Co. Ltd., GDR	03/31/94	$ 100,542	$0.0300

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value

North America	47.9%	$ 56,460,112

Europe	29.2	34,394,487

Asia/Pacific	10.2	12,096,083

Japan	6.3	7,408,253

Latin America	5.4	6,387,745

Africa/Middle East	1.0	1,154,896
	100.0%	$117,901,576

See accompanying notes to financial statements.

6

The GAMCO Global Telecommunications Fund

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $78,892,910)	$117,901,576
Cash	2,301
Receivable for Fund shares sold	1,625,168
Receivable for investments sold	113,940
Dividends receivable	230,389
Prepaid expenses	29,222

Total Assets	119,902,596

Liabilities:
Payable for Fund shares redeemed	93,079
Payable for investments purchased	162,134
Payable for investment advisory fees	98,360
Payable for distribution fees	24,596
Payable for accounting fees	11,250
Deferred tax liabilities	36,590
Other accrued expenses	65,146

Total Liabilities	491,155

Net Assets (applicable to 4,830,801 shares outstanding)	$119,411,441

Net Assets Consist of:
Paid-in capital	$76,306,047
Accumulated net investment income	429,348
Accumulated net realized gain on investments and foreign currency transactions	3,708,779
Net unrealized appreciation on investments (a)	38,972,076
Net unrealized depreciation on foreign currency translations	(4,809)

Net Assets	$119,411,441

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($116,342,176 ÷ 4,705,943 shares outstanding; 150,000,000 shares authorized)	$24.72
Class A:
Net Asset Value and redemption price per share ($1,005,673 ÷ 40,707 shares outstanding; 50,000,000 shares authorized)	$24.71
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$26.22
Class C:
Net Asset Value and offering price per share ($529,478 ÷ 22,103 shares outstanding; 50,000,000 shares authorized)	$23.95	(b)
Class I:
Net Asset Value, offering, and redemption price per share ($1,534,114 ÷ 62,048 shares outstanding; 50,000,000 shares authorized)	$24.72

(a)	Includes deferred Thailand capital gains tax of $36,590.
(b)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $0)	$1,653,295
Interest	4,581

Total Investment Income	1,657,876

Expenses:
Investment advisory fees	598,407
Distribution fees - Class AAA	145,463
Distribution fees - Class A	1,374
Distribution fees - Class C	3,002
Shareholder services fees	68,346
Shareholder communications expenses	39,463
Custodian fees	26,808
Accounting fees	22,500
Registration expenses	21,093
Legal and audit fees	18,606
Directors’ fees	17,454
Interest expense	1,238
Miscellaneous expenses	11,487

Total Expenses	975,241

Less:
Expenses paid indirectly by broker (See Note 6)	(1,670)

Net Expenses	973,571

Net Investment Income	684,305

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	4,150,308
Net realized loss on foreign currency transactions	(13,294)

Net realized gain on investments and foreign currency transactions	4,137,014

Net change in unrealized appreciation/depreciation:
on investments (a)	692,174
on foreign currency translations	(1,522)

Net change in unrealized appreciation on investments and foreign currency translations	690,652

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	4,827,666

Net Increase in Net Assets Resulting from Operations	$5,511,971

See accompanying notes to financial statements.

7

The GAMCO Global Telecommunications Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$684,305	$1,880,939
Net realized gain on investments and foreign currency transactions	4,137,014	4,876,020
Net change in unrealized appreciation on investments and foreign currency translations	690,652	(9,559,382)

Net Increase/(Decrease) in Net Assets Resulting from Operations	5,511,971	(2,802,423)

Distributions to Shareholders:
Net investment income
Class AAA	—	(1,873,318)
Class A	—	(17,175)
Class C	—	(4,514)
Class I	—	(30,082)

	—	(1,925,089)

Net realized gain
Class AAA	—	(2,652,047)
Class A	—	(24,549)
Class C	—	(14,064)
Class I	—	(36,335)

	—	(2,726,995)

Total Distributions to Shareholders	—	(4,652,084)

Capital Share Transactions:
Class AAA	(4,869,923)	(14,414,703)
Class A	(161,603)	(507,286)
Class C	(118,788)	(157,933)
Class I	(210,292)	(54,318)

Net Decrease in Net Assets from Capital Share Transactions	(5,360,606)	(15,134,240)

Redemption Fees	162	1,094

Net Increase/(Decrease) in Net Assets	151,527	(22,587,653)
Net Assets:
Beginning of year	119,259,914	141,847,567

End of period (including undistributed net investment income of $429,348 and $0, respectively)	$119,411,441	$119,259,914

See accompanying notes to financial statements.

8

The GAMCO Global Telecommunications Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income	Operating Expenses	Portfolio Turnover Rate
Class AAA
2015(c)	$23.63	$0.14	$ 0.95	$1.09	—	—	—	$ 0.00	$24.72	4.6%	$116,342	1.14%(d)	1.63%(d)(e)	3%
2014	24.85	0.35	(0.66)	(0.31)	$(0.38)	$(0.53)	$(0.91)	0.00	23.63	(1.3)	115,860	1.43	1.61	3
2013	20.20	0.37	4.65	5.02	(0.37)	—	(0.37)	0.00	24.85	24.9	137,545	1.66	1.64	3
2012	18.60	0.33	1.64	1.97	(0.37)	—	(0.37)	0.00	20.20	10.6	117,767	1.71	1.70	2
2011	20.43	0.41	(1.79)	(1.38)	(0.45)	—	(0.45)	0.00	18.60	(6.7)	123,919	1.99	1.61	5
2010	18.71	0.34	1.75	2.09	(0.37)	—	(0.37)	(0.00)	20.43	11.2	154,280	1.76	1.62	6
Class A
2015(c)	$23.61	$0.14	$ 0.96	$1.10	—	—	—	$ 0.00	$24.71	4.7%	$1,006	1.15%(d)	1.63%(d)(e)	3%
2014	24.83	0.39	(0.70)	(0.31)	$(0.38)	$(0.53)	$(0.91)	0.00	23.61	(1.3)	1,114	1.53	1.61	3
2013	20.19	0.36	4.65	5.01	(0.37)	—	(0.37)	0.00	24.83	24.8	1,678	1.61	1.64	3
2012	18.59	0.32	1.65	1.97	(0.37)	—	(0.37)	0.00	20.19	10.6	1,290	1.65	1.70	2
2011	20.42	0.45	(1.84)	(1.39)	(0.44)	—	(0.44)	0.00	18.59	(6.8)	1,374	2.17	1.61	5
2010	18.70	0.36	1.73	2.09	(0.37)	—	(0.37)	(0.00)	20.42	11.2	1,901	1.87	1.62	6
Class C
2015(c)	$22.98	$0.05	$ 0.92	$0.97	—	—	—	$ 0.00	$23.95	4.3%	$529	0.44%(d)	2.38%(d)(e)	3%
2014	24.17	0.19	(0.67)	(0.48)	$(0.18)	$(0.53)	$(0.71)	0.00	22.98	(2.0)	621	0.76	2.36	3
2013	19.64	0.20	4.50	4.70	(0.17)	—	(0.17)	0.00	24.17	23.9	814	0.92	2.39	3
2012	18.10	0.19	1.58	1.77	(0.23)	—	(0.23)	0.00	19.64	9.8	815	0.99	2.45	2
2011	19.88	0.25	(1.73)	(1.48)	(0.30)	—	(0.30)	0.00	18.10	(7.4)	843	1.27	2.36	5
2010	18.25	0.19	1.69	1.88	(0.25)	—	(0.25)	(0.00)	19.88	10.3	890	1.04	2.37	6
Class I
2015(c)	$23.60	$0.17	$ 0.95	$1.12	—	—	—	$ 0.00	$24.72	4.8%	$1,534	1.37%(d)	1.38%(d)(e)	3%
2014	24.83	0.37	(0.62)	(0.25)	$(0.45)	$(0.53)	$(0.98)	0.00	23.60	(1.1)	1,665	1.45	1.36	3
2013	20.18	0.43	4.64	5.07	(0.42)	—	(0.42)	0.00	24.83	25.2	1,811	1.94	1.39	3
2012	18.58	0.39	1.63	2.02	(0.42)	—	(0.42)	0.00	20.18	10.9	1,016	1.96	1.45	2
2011	20.41	0.44	(1.77)	(1.33)	(0.50)	—	(0.50)	0.00	18.58	(6.5)	504	2.17	1.36	5
2010	18.70	0.39	1.74	2.13	(0.42)	—	(0.42)	(0.00)	20.41	11.4	411	2.06	1.37	6

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2015, unaudited.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2015, there was no impact to the expense ratios.

See accompanying notes to financial statements.

9

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Telecommunications Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

10

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$ 5,532,865	$ 651,428	$ 242	$ 6,184,535
Europe	17,885,136	46,384	—	17,931,520
North America	24,315,090	211,354	—	24,526,444
Other Regions (a)	3,340,623	—	—	3,340,623
OTHER
Africa/Middle East	—	38	—	38
Europe	8,343,232	—	480	8,343,712
Other Regions (a)	24,329,478	—	—	24,329,478
WIRELESS TELECOMMUNICATIONS SERVICES
Latin America(a)	4,056,687	—	1,000	4,057,687
Other Regions (a)	27,467,764	—	—	27,467,764

Total Common Stocks	115,270,875	909,204	1,722	116,181,801

Warrants (a)	—	999,805	—	999,805
U.S. Government Obligations	—	719,970	—	719,970

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$115,270,875	$2,628,979	$1,722	$117,901,576

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

11

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

12

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2015, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

13

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

Distributions paid from:
Ordinary income	$1,922,181
Net long term capital gains	2,729,903

Total distributions paid	$4,652,084

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2015.

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$79,766,736	$67,835,532	$(29,700,692)	$38,134,840

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2015, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

14

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2015, other than short term securities and U.S. Government obligations, aggregated $3,155,436 and $11,930,167, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2015, the Fund paid brokerage commissions on security trades of $8,575 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $1,025 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,670.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2015, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 15% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2015, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2015 was $159,398 with a weighted average interest rate of 1.15%. The maximum amount borrowed at any time during the six months ended June 30, 2015 was $3,161,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2015 and the year ended December 31, 2014, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

15

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	241,643	$5,847,559	898,354	$22,616,057
Shares issued upon reinvestment of distributions	—	—	180,409	4,308,183
Shares redeemed	(439,272)	(10,717,482)	(1,709,727)	(41,338,943)

Net decrease	(197,629)	$(4,869,923)	(630,964)	$(14,414,703)

Class A
Shares sold	1,431	$35,192	9,650	$234,172
Shares issued upon reinvestment of distributions	—	—	1,395	33,285
Shares redeemed	(7,888)	(196,795)	(31,457)	(774,743)

Net decrease	(6,457)	$(161,603)	(20,412)	$(507,286)

Class C
Shares sold	554	$13,125	2,301	$54,683
Shares issued upon reinvestment of distributions	—	—	586	13,606
Shares redeemed	(5,471)	(131,913)	(9,527)	(226,222)

Net decrease	(4,917)	$(118,788)	(6,640)	$(157,933)

Class I
Shares sold	10,178	$250,028	31,248	$779,755
Shares issued upon reinvestment of distributions	—	—	2,167	51,691
Shares redeemed	(18,692)	(460,320)	(35,803)	(885,764)

Net decrease	(8,514)	$(210,292)	(2,388)	$(54,318)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, Inc. in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an M.B.A. in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, Inc. in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and a Master’s of Business Administration at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Mario J. Gabelli, CFA	Salvatore J. Zizza

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q215SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	09/02/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	09/02/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	09/02/2015

* Print the name and title of each signing officer under his or her signature.